CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents		$ 68,136	$ 68,938
Marketable securities (amortized cost of $296,243 and $141,544, respectively)		294,530	142,007
Short-term bank deposits		53,248	49,589
Accounts receivable, net of allowance for doubtful accounts of $1,107 and $672, respectively		20,236	10,499
Other receivables		12,938	3,575
Inventories		21,026	14,983
TOTAL CURRENT ASSETS		470,114	289,591
NON-CURRENT ASSETS:
Accounts receivable		768	477
Other receivables			2,894
Deferred income taxes, net		1,334	64
Operating lease right-of-use assets		4,321	1,153
Property and equipment, net		1,404	982
Other Investments		600	600
TOTAL NON-CURRENT ASSETS		8,427	6,170
TOTAL ASSETS		478,541	295,761
CURRENT LIABILITIES:
Accounts payable		8,779	6,410
Contract liabilities		13,805	11,900
Other liabilities		29,266	16,720
TOTAL CURRENT LIABILITIES		51,850	35,030
NON-CURRENT LIABILITIES:
Contract liabilities	[1]	2,751	1,988
Other liabilities		4,831	2,910
Operating lease liabilities		3,307	358
TOTAL NON-CURRENT LIABILITIES		10,889	5,256
TOTAL LIABILITIES		62,739	40,286
COMMITMENTS AND CONTINGENCIES (note 12)
InMode Ltd. shareholders' equity:
Ordinary shares, NIS 0.01 par value, authorized 100,000,000 shares at December 31, 2021 and 2020 Issued 83,875,905 and 76,354,436 shares at December 31, 2021 and 2020, respectively Outstanding 82,978,115 and 75,567,554 shares at December 31, 2021 and 2020, respectively		239	216
Additional paid-in capital		122,698	101,593
Retained earnings		333,987	169,016
Accumulated other comprehensive income (loss)		(1,319)	356
Less treasury shares, at cost 897,790 and 786,882 ordinary shares at December 31, 2021 and 2020, respectively		(39,803)	(17,218)
InMode Ltd. shareholders' equity		415,802	253,963
Non-controlling interests			1,512
TOTAL SHAREHOLDERS' EQUITY		415,802	255,475
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 478,541	$ 295,761

[1]	As of December 31, 2021, noncurrent deferred revenue is estimated to be recognized as following: 79% in year 2023 and the rest in year 2024-2025.